License Revenue (Tables)	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Revenue by Geographic Locations
Revenue comprises of license revenue for the three and six months ended June 30, 2022, and 2021 by geographical location (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
License revenue
United States	$—	$1,507	$—	$1,507
Total license revenue	$—	$1,507	$—	$1,507